Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assumptions used to determine net periodic pension expense [Abstract]
Rabbi Trust	$ 5,700,000	$ 5,700,000
Change in component of other comprehensive income related to the retirement plan and the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	1,244,000	4,753,000	(1,827,000)
Amortization of net actuarial gain (loss)	(306,000)	(85,000)	(188,000)
Amortization of prior service credit	262,000	262,000	403,000
Total	1,200,000	4,930,000
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	447,000	274,000	176,000
Number of awards in prior years (in shares)	3,200,000
Weighted average strike price (in dollars per share)	$ 7.95
Assumption used to determine fair value of options [Abstract]
Stock price (in dollars per share)	$ 5.28
Information about total stock options outstanding, Range of exercise price [Abstract]
Options Outstanding (in shares)	2,892,000
Weighted Average Remaining Contractual Life	4 years 10 months 24 days
Weighted Average Exercise Price (in dollars per share)	$ 9.58
Information about total stock options exercisable, Range of exercise price [Abstract]
Options Outstanding and Exercisable (in shares)	2,144,600
Weighted Average Remaining Contractual Life	3 years 6 months
Weighted Average Exercise Price (in dollars per share)	$ 11.01
Income tax benefit related to stock-based compensation	156,000	100,000	62,000
Between $5.14 and $10.00 [Member]
Information about total stock options outstanding, Range of exercise price [Abstract]
Options Outstanding (in shares)	1,754,000
Weighted Average Remaining Contractual Life	6 years 9 months 18 days
Weighted Average Exercise Price (in dollars per share)	$ 7.41
Information about total stock options exercisable, Range of exercise price [Abstract]
Options Outstanding and Exercisable (in shares)	1,006,600
Weighted Average Remaining Contractual Life	5 years 3 months 18 days
Weighted Average Exercise Price (in dollars per share)	$ 8.83
Greater than $10.00 [Member]
Information about total stock options outstanding, Range of exercise price [Abstract]
Options Outstanding (in shares)	1,138,000
Weighted Average Remaining Contractual Life	2 years
Weighted Average Exercise Price (in dollars per share)	$ 12.93
Information about total stock options exercisable, Range of exercise price [Abstract]
Options Outstanding and Exercisable (in shares)	1,138,000
Weighted Average Remaining Contractual Life	2 years
Weighted Average Exercise Price (in dollars per share)	$ 12.93
Stock Options [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Option's maximum term	10Y
Summary of the status of company's stock option, Outstanding options [Roll Forward]
Beginning balance (in shares)	3,115,750
New options awarded (in shares)	273,500		0
Expired options (in shares)	(485,250)
Cancelled options (in shares)	(12,000)
Exercised options (in shares)	0	0	0
Options became exercisable (in shares)	0
Ending balance (in shares)	2,892,000	3,115,750
Summary of the status of company's stock option, Exercisable options [Roll Forward]
Beginning balance (in shares)	2,350,650
New options awarded (in shares)	0
Expired options (in shares)	(485,250)
Cancelled options (in shares)	(12,000)
Exercised options (in shares)	0
Options became exercisable (in shares)	291,200
Ending balance (in shares)	2,144,600	2,350,650
Weighted average option price, Outstanding options [Roll Forward]
Beginning balance (in dollars per share)	$ 10.32
New options awarded (in dollars per share)	$ 5.17
Expired options (in dollars per share)	$ 11.83
Cancelled options (in dollars per share)	$ 9.91
Exercised option (in dollars per share)	$ 0.00
Options became exercisable (in dollars per share)	$ 0.00
Ending balance (in dollars per share)	$ 9.58	$ 10.32
Weighted average option price, Exercisable options [Roll Forward]
Beginning balance (in dollars per share)	$ 11.56
New options awarded (in dollars per share)	$ 0.00
Expired options (in dollars per share)	$ 11.83
Cancelled (in dollars per share)	$ 9.91
Exercised option (in dollars per share)	$ 0.00
Options became exercisable (in dollars per share)	$ 7.85
Ending balance (in dollars per share)	$ 11.01	$ 11.56
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Unrecognized stock-based compensation expense related to non-vested stock options	494,000
Unrecognized compensation expense, period of recognition	4 years 1 month 6 days
Weighted average fair value of stock options granted (in dollars per share)	$ 0.76	$ 0.98
Assumption used to determine fair value of options [Abstract]
Shares issued (in shares)	273,500		0
Stock Options [Member] | Minimum [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Award vesting period	4 years
Stock Options [Member] | Maximum [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Award vesting period	5 years
Restricted Common Shares [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	170,000	28,000
Award vesting period		3 years
Summary of the status of company's stock option, Outstanding options [Roll Forward]
New options awarded (in shares)		99,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Unrecognized stock-based compensation expense	333,000	515,000
Unrecognized compensation expense, period of recognition	2 years	3 years
Assumption used to determine fair value of options [Abstract]
Shares issued (in shares)		99,000
Shares vested after term (in hundredths)		100.00%
Awards granted, fair value		$ 5.14
Restricted Shares Units [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	21,000
Award vesting period	3 years
Summary of the status of company's stock option, Outstanding options [Roll Forward]
New options awarded (in shares)	72,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Unrecognized stock-based compensation expense	412,000
Unrecognized compensation expense, period of recognition	3 years
Assumption used to determine fair value of options [Abstract]
Shares issued (in shares)	72,000
Shares vested after term (in hundredths)	100.00%
Awards granted, fair value	$ 5.17
Performance Bonus Units [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	19,000
Award vesting period	3 years
Summary of the status of company's stock option, Outstanding options [Roll Forward]
New options awarded (in shares)	65,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Unrecognized stock-based compensation expense	325,000
Unrecognized compensation expense, period of recognition	3 years
Assumption used to determine fair value of options [Abstract]
Shares issued (in shares)	65,000
Shares vested after term (in hundredths)	100.00%
Awards granted, fair value	$ 5.17
Liability Awards [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	42,000
Equity Awards [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	405,000
401(k) Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Employer matching contribution, first match (in hundredths)	100.00%
Aggregate salary contribution matched by employer, first match (in hundredths)	3.00%
Employer matching contribution, next matched (in hundredths)	50.00%
Aggregate salary contribution matched by employer, next match (in hundredths)	3.00%
Expense related to 401(k) plan	601,000	461,000	435,000
Employees' Plan [Member]
Assumption used to determine fair value of options [Abstract]
Expected dividend yield (in hundredths)	5.08%	5.11%
Risk-free interest rate (in hundredths)	0.80%	1.90%
Expected volatility rate (in hundredths)	30.18%	26.64%
Expected lives	5 years	7 years 6 months
Directors' Plan [Member]
Assumption used to determine fair value of options [Abstract]
Expected dividend yield (in hundredths)		5.11%
Risk-free interest rate (in hundredths)		1.59%
Expected volatility rate (in hundredths)		28.50%
Expected lives		6 years
Directors' Plan [Member] | Restricted Common Shares [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	12,000	2,000
Summary of the status of company's stock option, Outstanding options [Roll Forward]
New options awarded (in shares)		7,000
Assumption used to determine fair value of options [Abstract]
Shares issued (in shares)		7,000
Directors' Plan [Member] | Restricted Shares Units [Member]
Summary of the status of company's stock option, Outstanding options [Roll Forward]
New options awarded (in shares)	11,000
Assumption used to determine fair value of options [Abstract]
Shares issued (in shares)	11,000
Directors' Plan [Member] | Liability Awards [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	3,000
Executive Incentive Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Expense for officers and executive incentive plan	1,600,000	1,300,000	746,000
2010 Employee Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	2,000,000
2004 Employee Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	2,000,000
2010 Directors Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	0	13,000	0
Shares available for grant (in shares)	250,000
2004 Directors Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	200,000
Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Requisite minimum period of employment	1 year
Requisite minimum hours of service (in hours)	1,000
Number of consecutive years in highest compensation preceding retirement	5
Period preceding retirement considered in calculating benefits	10 years
Change in benefit obligation: [Roll Forward]
Projected benefit obligation at beginning of year	29,283,000	27,115,000
Service cost	55,000	45,000	57,000
Interest cost	1,426,000	1,515,000	1,498,000
Benefits paid	(2,036,000)	(1,605,000)
Net actuarial loss (gain)	3,262,000	2,213,000
Projected benefit obligation at end of year	31,990,000	29,283,000	27,115,000
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at beginning of year	30,278,000	31,373,000
Actual gain on plan assets	3,342,000	510,000
Company contributions	3,000,000	0
Benefits paid	(2,036,000)	(1,605,000)
Fair value of plan assets at end of year	34,584,000	30,278,000	31,373,000
Funded status at end of year	2,593,000	995,000
Amounts recognized in accumulated other comprehensive income: [Abstract]
Net actuarial gain	9,486,000	7,987,000
Components of the net periodic pension (credit) expense and other amounts recognized in other comprehensive income: [Abstract]
Service Cost	55,000	45,000	57,000
Interest cost	1,426,000	1,515,000	1,498,000
Expected return on plan assets	(1,912,000)	(1,985,000)	(1,814,000)
Amortization of net actuarial gain	335,000	156,000	203,000
Net periodic benefit (credit)	(96,000)	(269,000)	(56,000)
Amortization of net loss	(335,000)	(156,000)	(203,000)
Net actuarial (gain) / loss included in other comprehensive income	1,832,000	3,689,000	(992,000)
Amounts recognized in other comprehensive income	1,497,000	3,533,000	(1,195,000)
Total amount recognized in net periodic benefit (credit) cost and other comprehensive income	1,401,000	3,264,000	(1,251,000)
Amounts that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	(589,000)
Estimated future benefit payments [Abstract]
2013	1,678,000
2014	1,705,000
2015	1,723,000
2016	1,752,000
2017	1,759,000
2018 - 2022	9,213,000
Assumptions used to determine benefit obligation [Abstract]
Discount rate (in hundredths)	4.07%	5.17%	5.62%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate (in hundredths)	5.17%	5.62%	5.82%
Expected long-term rate of return on assets (in hundredths)	6.50%	6.50%	6.50%
Change in benefit obligation: [Abstract]
Service cost	55,000	45,000	57,000
Interest cost	1,426,000	1,515,000	1,498,000
Benefits paid	(2,036,000)	(1,605,000)
Net actuarial gain	3,262,000	2,213,000
Components of the net periodic expense (credit) and other amounts recognized in other comprehensive income [Abstract]
Service Cost	55,000	45,000	57,000
Interest cost	1,426,000	1,515,000	1,498,000
Expected return on plan assets	(1,912,000)	(1,985,000)	(1,814,000)
Amortization of net actuarial gain	335,000	156,000	203,000
Net periodic benefit (credit)	(96,000)	(269,000)	(56,000)
Net (gain) loss	1,832,000	3,689,000	(992,000)
Amortization of net gain	(335,000)	(156,000)	(203,000)
Amounts recognized in other comprehensive income	1,497,000	3,533,000	(1,195,000)
Total amount recognized in net periodic benefit cost and other comprehensive income	1,401,000	3,264,000	(1,251,000)
Change in component of other comprehensive income related to the retirement plan and the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	1,834,000	3,689,000
Amortization of net actuarial gain (loss)	(335,000)	(156,000)
Amortization of prior service credit	0	0
Total	1,499,000	3,533,000
Major categories of pension and postretirement benefit plan assets: [Abstract]
Total asset allocation (in hundredths)	100.00%	100.00%
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	34,584,000	30,278,000	31,373,000
Retirement Plan [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	34,584,000	30,278,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	34,584,000	30,278,000
Retirement Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	25,384,000	20,546,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	25,384,000	20,546,000
Retirement Plan [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	9,200,000	9,732,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	9,200,000	9,732,000
Retirement Plan [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	2,114,000	870,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	2,114,000	870,000
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	2,114,000	870,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	2,114,000	870,000
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Retirement Plan [Member] | Equity securities [Member]
Major categories of pension and postretirement benefit plan assets: [Abstract]
Total asset allocation (in hundredths)	65.00%	64.00%
Retirement Plan [Member] | Equity Mutual Funds [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	22,599,000	19,232,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	22,599,000	19,232,000
Retirement Plan [Member] | Equity Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	22,599,000	19,232,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	22,599,000	19,232,000
Retirement Plan [Member] | Equity Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Retirement Plan [Member] | Equity Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	4,574,000	6,422,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	4,574,000	6,422,000
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	4,574,000	6,422,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	4,574,000	6,422,000
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Retirement Plan [Member] | Debt securities [Member]
Major categories of pension and postretirement benefit plan assets: [Abstract]
Total asset allocation (in hundredths)	29.00%	33.00%
Retirement Plan [Member] | Corporate Bonds [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	4,626,000	3,310,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	4,626,000	3,310,000
Retirement Plan [Member] | Corporate Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Retirement Plan [Member] | Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	4,626,000	3,310,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	4,626,000	3,310,000
Retirement Plan [Member] | Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	671,000	444,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	671,000	444,000
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	671,000	444,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	671,000	444,000
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Retirement Plan [Member] | Other [Member]
Major categories of pension and postretirement benefit plan assets: [Abstract]
Total asset allocation (in hundredths)	6.00%	3.00%
Post-Retirement Benefits Plan [Member]
Change in benefit obligation: [Roll Forward]
Service cost	33,000	26,000	31,000
Interest cost	97,000	98,000	62,000
Benefits paid	(48,000)	(25,000)
Net actuarial loss (gain)	323,000	192,000
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at beginning of year	13,662,000	13,554,000
Actual gain on plan assets	1,364,000	108,000
Company contributions	48,000	25,000
Benefits paid	(48,000)	(25,000)
Fair value of plan assets at end of year	15,026,000	13,662,000	13,554,000
Funded status at end of year	12,613,000	11,654,000
Amounts recognized in accumulated other comprehensive income: [Abstract]
Net actuarial gain	(2,125,000)	(1,564,000)
Prior service credit	(3,706,000)	(3,968,000)
Amounts recognized in accumulated other comprehensive income, Total	(5,831,000)	(5,532,000)
Components of the net periodic pension (credit) expense and other amounts recognized in other comprehensive income: [Abstract]
Service Cost	33,000	26,000	31,000
Interest cost	97,000	98,000	62,000
Expected return on plan assets	(451,000)	(447,000)	(407,000)
Amortization of net actuarial gain	(29,000)	(71,000)	(15,000)
Net periodic benefit (credit)	(612,000)	(656,000)	(732,000)
Amortization of net loss	29,000	71,000	15,000
Net actuarial (gain) / loss included in other comprehensive income	(590,000)	531,000	(836,000)
Amounts recognized in other comprehensive income	(299,000)	1,397,000	(418,000)
Total amount recognized in net periodic benefit (credit) cost and other comprehensive income	(911,000)	741,000	(1,150,000)
Amounts that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	321,000
Estimated future benefit payments [Abstract]
2013	61,000
2014	55,000
2015	58,000
2016	61,000
2017	64,000
2018 - 2022	435,000
Assumptions used to determine benefit obligation [Abstract]
Discount rate (in hundredths)	4.07%	5.17%	5.62%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate (in hundredths)	5.17%	5.62%	5.82%
Expected long-term rate of return on assets (in hundredths)	3.30%	3.30%	3.30%
Age below which retirees are permitted to participate in company medical plan by making certain payments	65 years
Age at which the bank provides medicare supplemental program to retirees	65 years
Change in benefit obligation: [Abstract]
Accumulated benefit obligation at beginning of year	2,008,000	1,184,000
Service cost	33,000	26,000	31,000
Interest cost	97,000	98,000	62,000
Prior service cost	0	533,000
Benefits paid	(48,000)	(25,000)
Net actuarial gain	323,000	192,000
Accumulated benefit obligation at end of year	2,413,000	2,008,000	1,184,000
Components of the net periodic expense (credit) and other amounts recognized in other comprehensive income [Abstract]
Service Cost	33,000	26,000	31,000
Interest cost	97,000	98,000	62,000
Expected return on plan assets	(451,000)	(447,000)	(407,000)
Amortization of net actuarial gain	(29,000)	(71,000)	(15,000)
Amortization of prior service cost	(262,000)	(262,000)	(403,000)
Net periodic benefit (credit)	(612,000)	(656,000)	(732,000)
Net (gain) loss	(590,000)	531,000	(836,000)
Prior service cost	0	533,000	0
Amortization of prior service cost	262,000	262,000	403,000
Amortization of net gain	29,000	71,000	15,000
Amounts recognized in other comprehensive income	(299,000)	1,397,000	(418,000)
Total amount recognized in net periodic benefit cost and other comprehensive income	(911,000)	741,000	(1,150,000)
Effect of one-percentage point change in assumed health care cost trend rates [Abstract]
Effect of one percentage point increase on in assumed health care cost	485,000
Effect of one percentage point decrease on in assumed health care cost	375,000
Change in component of other comprehensive income related to the retirement plan and the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	(590,000)	1,064,000
Amortization of net actuarial gain (loss)	29,000	71,000
Amortization of prior service credit	262,000	262,000
Total	(299,000)	1,397,000
Major categories of pension and postretirement benefit plan assets: [Abstract]
Total asset allocation (in hundredths)	100.00%	100.00%
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	15,026,000	13,662,000	13,554,000
Post-Retirement Benefits Plan [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	15,026,000	13,662,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	15,026,000	13,662,000
Post-Retirement Benefits Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	10,866,000	9,552,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	10,866,000	9,552,000
Post-Retirement Benefits Plan [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	4,160,000	4,110,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	4,160,000	4,110,000
Post-Retirement Benefits Plan [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Post-Retirement Benefits Plan [Member] | Cash and Cash Equivalents [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	1,148,000	1,001,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	1,148,000	1,001,000
Post-Retirement Benefits Plan [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	1,148,000	1,001,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	1,148,000	1,001,000
Post-Retirement Benefits Plan [Member] | Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Post-Retirement Benefits Plan [Member] | Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Post-Retirement Benefits Plan [Member] | Equity securities [Member]
Major categories of pension and postretirement benefit plan assets: [Abstract]
Total asset allocation (in hundredths)	64.00%	63.00%
Post-Retirement Benefits Plan [Member] | Equity Mutual Funds [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	9,718,000	8,551,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	9,718,000	8,551,000
Post-Retirement Benefits Plan [Member] | Equity Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	9,718,000	8,551,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	9,718,000	8,551,000
Post-Retirement Benefits Plan [Member] | Equity Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Post-Retirement Benefits Plan [Member] | Equity Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Post-Retirement Benefits Plan [Member] | State and Political Subdivisions [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	4,160,000	4,110,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	4,160,000	4,110,000
Post-Retirement Benefits Plan [Member] | State and Political Subdivisions [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Post-Retirement Benefits Plan [Member] | State and Political Subdivisions [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	4,160,000	4,110,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	4,160,000	4,110,000
Post-Retirement Benefits Plan [Member] | State and Political Subdivisions [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Post-Retirement Benefits Plan [Member] | Debt securities [Member]
Major categories of pension and postretirement benefit plan assets: [Abstract]
Total asset allocation (in hundredths)	28.00%	30.00%
Post-Retirement Benefits Plan [Member] | Other [Member]
Major categories of pension and postretirement benefit plan assets: [Abstract]
Total asset allocation (in hundredths)	8.00%	7.00%
Supplementary Pension Plan [Member]
Assumptions used to determine net periodic pension expense [Abstract]
Accumulated benefit obligation	5,600,000	5,600,000
Plan expense	$ 823,000	$ 647,000	$ 610,000
Pension and Postretirement Plans [Member] | Equity securities [Member]
Assets target allocations [Abstract]
Prescribed target allocations range, minimum (in hundredths)	50.00%
Prescribed target allocation range, maximum (in hundredths)	70.00%
Pension and Postretirement Plans [Member] | Debt securities [Member]
Assets target allocations [Abstract]
Prescribed target allocations range, minimum (in hundredths)	25.00%
Prescribed target allocation range, maximum (in hundredths)	40.00%
Pension and Postretirement Plans [Member] | Other [Member]
Assets target allocations [Abstract]
Prescribed target allocations range, minimum (in hundredths)	0.00%
Prescribed target allocation range, maximum (in hundredths)	10.00%